Intangible Assets and Goodwill (Details) - Schedule of amortization expense for current year and future periods	Dec. 31, 2021 CNY (¥)
Schedule of amortization expense for current year and future periods [Abstract]
2021	¥ 744,634
Estimate for year ended December 31,
2022	521,639
2023	508,393
2024	590
2025
2026